Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

Balance as of December 31, 2025:

	Computers and peripherals and equipment	Office furniture and equipment	Leasehold improvements		Total
	U.S. dollars in thousands
Cost:
Balance at January 1, 2025	$95	$28	$3		$126
Purchases during the year	8	-	-		8

Balance at December 31, 2025	103	28	3		134

Accumulated depreciation:
Balance at January 1, 2025	54	6	(*	)	60
Depreciation during the year	9	7	(*	)	16

Balance at December 31, 2025	63	13	(*	)	76

Depreciated cost at December 31, 2025	$40	$15	$3		$58
Depreciated cost at December 31, 2024	$41	$22	$3		$66

*	Less than $1 thousand.